UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund:  BlackRock Floating Rate Income Trust (BGT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Construction & Engineering — 0.1%
USI United Subcontractors		8,067	$242,024
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)(b)		9,191	107,994
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		6,155	—
Total Common Stocks — 0.1%			350,018

Asset-Backed Securities (c)(d)	Par (000)
Asset-Backed Securities — 3.7%
ALM Loan Funding:
Series 2012-5A, Class BR, 3.62%, 10/18/27	USD	560	548,296
Series 2013-7RA, Class C, 4.07%, 4/24/24		630	579,635
Series 2013-7RA, Class D, 5.62%, 4/24/24		550	525,553
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26		463	407,513
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.52%, 7/15/27		880	860,200
ALM XVII, Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28		250	240,710
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.68%, 12/09/26		250	235,000
Apidos CDO XI, Series 2012-11A, Class D, 4.87%, 1/17/23		500	476,183
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.32%, 10/15/26		525	462,486
Atrium CDO Corp., Series 9A, Class D, 3.91%, 2/28/24		500	460,437
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.57%, 7/18/27		405	387,626
Carlyle Global Market Strategies CLO Ltd:
Series 2012-4A, Class D, 5.12%, 1/20/25		450	437,718
Series 2013-1A, Class C, 4.62%, 2/14/25		250	235,282
Series 2014-5A, Class C, 4.77%, 10/16/25		1,250	1,178,360
CIFC Funding 2014-II, Ltd., Series 2014-2A, Class A3L, 3.23%, 5/24/26		275	259,922

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series 2015-7A, Class C, 4.00%, 11/15/26	USD	250	$248,805
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27		1,500	916,925
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.12%, 10/23/25		250	228,907
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.82%, 10/25/25		750	659,420
OZLM Funding Ltd.:
Series 2012-1A, Class BR, 3.62%, 7/22/27		275	270,499
Series 2012-2A, Class C, 4.97%, 10/30/23		500	476,656
Symphony CLO Ltd., Series 2012-9A, Class D, 4.87%, 4/16/22		775	748,074
Treman Park CLO LLC, Series 2015-1A, Class D, 4.48%, 4/20/27		700	638,750
Webster Park CLO Ltd., Series 2015-1A:
Class B1, 3.61%, 1/20/27		250	247,500
Class C, 4.56%, 1/20/27		250	238,750
Total Asset-Backed Securities — 3.7%			11,969,207

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (d)		592	593,622
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,581,038

			2,174,660
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		410	406,925
Capital Markets — 0.5%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		592	544,793

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds	Par (000)		Value
Capital Markets (continued)
E*Trade Financial Corp., 0.00%, 8/31/19 (d)(e)(f)	USD	439	$1,001,973

			1,546,766
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.16%, 12/01/17 (c)		179	178,105
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.51%, 12/15/19 (c)(d)		920	879,750
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.10%, 1/15/18 (c)		607	607,000
6.13%, 1/15/21		337	353,007

			960,007
Health Care Equipment & Supplies — 0.0%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)		190	159,600
Health Care Providers & Services — 0.4%
Care UK Health & Social Care PLC, 5.59%, 7/15/19 (c)	GBP	327	411,194
Tenet Healthcare Corp., 4.01%, 6/15/20 (c)(d)	USD	840	825,300

			1,236,494
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 5/03/16 (a)(b)		400	—
Media — 1.6%
Altice Financing SA, 6.63%, 2/15/23 (d)		335	329,138
Altice US Finance I Corp.:
5.38%, 7/15/23 (d)		745	748,725
Extended Term Loan, 4.25%, 12/14/22		1,183	1,160,187
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		2,475	2,468,045
Numericable Group SA, 6.00%, 5/15/22 (d)		512	504,320

			5,210,415
Oil, Gas & Consumable Fuels — 0.1%
CONSOL Energy, Inc., 5.88%, 4/15/22		280	180,950
MEG Energy Corp., 7.00%, 3/31/24 (d)		325	169,813

			350,763

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 3/01/20 (d)	USD	324	$311,040
Total Corporate Bonds — 4.2%			13,414,525

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.5%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		1,689	1,686,616
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		725	723,187
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		505	483,303
Term Loan C, 3.75%, 2/28/20		1,452	1,417,671
Term Loan D, 3.75%, 6/04/21		517	500,774

			4,811,551
Air Freight & Logistics — 0.6%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		423	345,873
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		438	358,355
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		69	56,130
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		604	494,284
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		820	804,969

			2,059,611
Airlines — 0.4%
Northwest Airlines, Inc.:
2.39%, 3/10/17		237	234,630
1.77%, 9/10/18		435	421,465
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		686	678,715

			1,334,810
Auto Components — 2.6%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,506	1,189,476
2nd Lien Term Loan, 11.00%, 1/29/18		546	273,000
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		656	647,565
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		887	612,943

2	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Auto Components (continued)
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21	USD	5,283	$4,749,958
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		562	560,939
GPX International Tire Corp., Term Loan (a)(b):
12.25%, 3/30/12		274	—
PIK, 13.00%, 3/30/12 (g)		4	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		416	416,366

			8,450,247
Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		496	492,233
3.50%, 5/24/17		852	848,306

			1,340,539
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		862	855,932
2nd Lien Term Loan, 8.25%, 6/03/21		181	169,515

			1,025,447
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		514	489,751
Building Materials — 0.6%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		395	363,400
2015 Term Loan, 4.75%, 7/28/22		1,501	1,433,848

			1,797,248
Building Products — 3.0%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		753	734,260
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,229	3,019,341
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		744	700,683
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		157	147,026
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,376	1,364,208

Floating Rate Loan Interests	Par (000)		Value
Building Products (continued)
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21	USD	609	$597,351
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,046	1,034,868
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		505	491,664
Term Loan B, 4.00%, 10/31/19		1,508	1,469,391

			9,558,792
Capital Markets — 1.0%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		793	714,715
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		481	476,524
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		2,022	2,015,621

			3,206,860
Chemicals — 3.4%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		584	576,253
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		303	298,990
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,311	1,299,767
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		70	69,471
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		690	678,236
Chemours Co., Term Loan B, 3.75%, 5/12/22		515	454,681
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		69	68,229
Chromaflo Technologies Corp., 2nd Lien Term Loan, 8.25%, 6/02/20		295	235,991
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		184	127,824
Huntsman International LLC, 2013 Incremental Term Loan, 3.75%, 10/01/21		863	847,307
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		443	441,182
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		1,027	950,629

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Chemicals (continued)
MacDermid, Inc. (continued):
Term Loan B2, 5.50%, 6/07/20	USD	88	$82,136
Term Loan B3, 5.50%, 6/07/20		648	602,062
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,398	1,344,708
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		692	674,237
2015 2nd Lien Term Loan, 8.50%, 6/19/23		285	276,213
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		933	889,449
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	791,250
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		315	305,415

			11,014,030
Commercial Services & Supplies — 6.4%
ADMI Corp., 2015 Term Loan B, 5.50%, 4/30/22		726	724,415
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		1,791	1,727,637
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,501	1,495,155
Term Loan F, 3.25%, 2/24/21		523	519,417
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,743	1,620,138
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,020	2,008,757
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,832	1,790,950
2nd Lien Term Loan, 8.00%, 5/14/22		900	884,250
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		634	630,698
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		545	543,591
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		814	813,024
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		1,308	1,213,469
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		800	727,545
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		995	989,975

Floating Rate Loan Interests	Par (000)		Value
Commercial Services & Supplies (continued)
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19	USD	2,691	$2,553,206
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		417	415,738
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		557	553,499
West Corp., Term Loan B10, 3.25%, 6/30/18		1,405	1,377,484

			20,588,948
Communications Equipment — 1.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		494	484,027
2nd Lien Term Loan, 7.50%, 1/24/22		230	211,370
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		451	301,043
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		559	554,410
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		331	327,160
Telesat Canada, Term Loan A, 3.00%, 3/28/17	CAD	2,198	1,560,791
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	2,701	2,659,276

			6,098,077
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		357	357,457
Construction Materials — 0.5%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		857	828,514
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		447	446,290
McJunkin Red Man Corp., Term Loan, 4.75%, 11/08/19		265	235,829

			1,510,633
Containers & Packaging — 1.5%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		810	801,360
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		763	752,942
Term Loan F, 4.00%, 10/01/22		2,768	2,753,029
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		503	471,076

			4,778,407

4	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20	USD	993	$981,135
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		943	925,790

			1,906,925
Diversified Consumer Services — 3.7%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		1,736	1,699,054
2nd Lien Term Loan, 8.00%, 8/13/21		864	803,632
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,055	1,035,884
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		317	315,216
Term Loan B, 4.00%, 1/30/20		1,709	1,702,161
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		735	711,271
Iglo Foods Midco Ltd., Term Loan C1, 3.50%, 7/05/20	EUR	606	646,859
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	645	571,764
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,634	4,586,342

			12,072,183
Diversified Financial Services — 3.8%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		1,177	1,167,492
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		594	581,377
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		1,692	1,674,585
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		1,260	1,245,034
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,899	3,876,424
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,103	1,096,171
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.50%, 12/02/18	EUR	878	949,026
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22	USD	521	522,156

Floating Rate Loan Interests	Par (000)		Value
Diversified Financial Services (continued)
TransFirst, Inc. (continued):
Incremental Term Loan B, 4.75%, 11/12/21	USD	1,326	$1,324,899

			12,437,164
Diversified Telecommunication Services — 4.1%
Altice Financing SA, Term Loan:
5.25%, 2/04/22		24	23,608
Delayed Draw, 5.50%, 7/02/19		1,849	1,835,847
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,423	1,407,313
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,385	1,320,787
2nd Lien Term Loan, 9.75%, 2/12/21		459	444,348
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,685	4,673,287
2019 Term Loan, 4.00%, 8/01/19		902	900,069
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		2,405	2,354,884
Zayo Group LLC, Term Loan B2, 4.50%, 5/06/21		190	190,120

			13,150,263
Electrical Equipment — 1.1%
Southwire Co., Term Loan, 3.25%, 2/10/21		604	579,059
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		2,753	2,731,290
Extended Term Loan, 4.91%, 10/10/17 (a)(b)		1,050	316,459

			3,626,808
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		992	973,236
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		481	470,891

			1,444,127
Energy Equipment & Services — 1.0%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		722	695,412
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		208	128,853

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)			Value
Energy Equipment & Services (continued)
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20	USD	2,923		$2,255,162

				3,079,427
Food & Staples Retailing — 2.6%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		2,499		2,441,939
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,337		1,326,064
2nd Lien Term Loan, 8.50%, 8/03/23		41		39,889
Rite Aid Corp.:
5.75%, 8/21/20		540		540,000
1.00%, 6/21/21		1,120		1,116,080
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,069		1,025,871
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,997		1,966,462

				8,456,305
Food Products — 2.5%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		508		485,426
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,764		1,758,064
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,522		1,481,424
Pabst Brewing Co., Inc., Term Loan, 5.50%, 10/21/21		1,082		1,076,289
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		695		693,749
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		485		485,078
Term Loan G, 3.00%, 4/29/20		995		981,811
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		—	(h)	372
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		977		787,919
2nd Lien Term Loan, 10.75%, 11/01/19		725		473,062

				8,223,194
Health Care Equipment & Supplies — 4.0%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		1,309		1,293,202

Floating Rate Loan Interests	Par (000)		Value
Health Care Equipment & Supplies (continued)
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22	USD	641	$632,074
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,151	1,134,456
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,025	1,947,489
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		1,874	1,850,695
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,686	1,546,835
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		422	406,331
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,921	1,853,387
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,675	1,467,973
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		934	926,273

			13,058,715
Health Care Management Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 7.50%, 12/21/20 (a)(b)		315	283,167
Health Care Providers & Services — 7.2%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		291	288,877
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		282	267,482
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,775	1,763,413
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,527	1,507,140
Community Health Systems, Inc.:
Term Loan F, 3.66%, 12/31/18		978	961,981
Term Loan G, 3.75%, 12/31/19		1,948	1,868,718
Term Loan H, 4.00%, 1/27/21		455	436,936
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		943	932,268
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,846	5,832,821
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		899	894,350
B2, 4.50%, 10/28/22		435	431,503

6	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Health Care Providers & Services (continued)
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22	USD	448	$444,658
HCA, Inc., Term Loan B5, 3.18%, 3/31/17		846	845,165
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,056	1,028,174
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		299	293,920
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		1,880	1,823,879
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,192	1,167,853
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		1,412	1,404,217
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		940	933,542

			23,126,897
Health Care Technology — 1.0%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18		198	193,550
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,975	1,933,472
MedAssets, Inc.:
1st Lien Term Loan, 5.75%, 7/06/22		900	894,942
2nd Lien Term Loan, 10.50%, 1/06/23		205	203,336

			3,225,300
Hotels, Restaurants & Leisure — 8.6%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		793	729,031
2nd Lien Term Loan, 8.00%, 8/01/22		862	850,671
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,288	1,275,402
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,574	1,211,756
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		2,890	2,869,955
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		4,635	4,029,765
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		914	907,941
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,088	1,063,546

Floating Rate Loan Interests		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22	USD	1,034	$1,023,422
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		580	581,450
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,579	1,575,680
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		1,303	1,248,965
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,712	1,702,419
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,132	2,110,933
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		358	357,186
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		778	774,259
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		303	299,616
Term Loan B, 4.00%, 2/19/19		1,399	1,381,226
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		719	642,520
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,198	3,137,722

			27,773,465
Household Durables — 0.3%
Jarden Corp., 2015 Term Loan B2, 3.18%, 7/30/22		963	961,384
Household Products — 0.9%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		492	469,815
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		2,451	2,443,206

			2,913,021
Independent Power and Renewable Electricity Producers — 3.3%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		891	819,283
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20		987	925,751
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		866	819,528
Term Loan B6, 4.00%, 1/15/23		1,320	1,267,200

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16	USD	3,237	$3,223,204
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,883	1,688,573
Term Loan C, 5.00%, 12/19/21		84	75,048
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		1,222	1,197,043
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		932	810,812

			10,826,442
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		484	314,554
Insurance — 1.4%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		349	345,918
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		227	213,075
Term Loan B4, 5.00%, 8/04/22		786	716,877
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		968	923,879
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,154	1,108,260
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,084,454

			4,392,463
Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,551	1,540,950
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		419	188,527

			1,729,477
IT Services — 4.1%
Blue Coat Holdings Inc., 2015 Term Loan, 4.50%, 5/20/22		2,244	2,163,577
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		1,622	1,545,921
First Data Corp.:
2018 Extended Term Loan, 3.93%, 3/24/18		7,645	7,538,065

Floating Rate Loan Interests		Par (000)	Value
IT Services (continued)
First Data Corp. (continued):
2018 Term Loan, 3.93%, 9/24/18	USD	730	$719,181
2021 Extended Term Loan, 4.43%, 3/24/21		340	338,256
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,040	1,035,366

			13,340,366
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		883	817,053
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		729	726,019
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		674	666,842
Term Loan B3, 4.25%, 8/30/20		205	202,923
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		924	916,633
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		495	494,792
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,478	1,407,070
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,085	1,731,657
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		612	609,207

			6,755,143
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		189	188,539
Media — 10.5%
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		2,574	2,504,771
0.00%, 7/03/16 (a)(b)		1,296	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 8/24/21		650	643,948
Term Loan I, 3.50%, 1/24/23		3,970	3,963,569
Clear Channel Communications, Inc., Term Loan D, 7.18%, 1/30/19		3,597	2,377,218
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		440	438,764
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,016	974,818

8	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Media (continued)
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21	USD	1,691	$1,648,799
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,407	1,346,268
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		735	703,762
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		298	296,772
MCC Iowa LLC:
Term Loan I, 2.89%, 6/30/17		660	652,803
Term Loan J, 3.75%, 6/30/21		320	317,125
Media General, Inc., Term Loan B, 4.00%, 7/31/20		683	679,847
Mediacom Communications Corp., Term Loan F, 2.89%, 3/31/18		501	491,053
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,344	1,290,833
Term Loan B2, 4.50%, 5/21/20		1,162	1,116,747
Term Loan B6, 4.75%, 2/10/23		1,430	1,370,755
SBA Senior Finance II LLC:
Incremental Term Loan B, 3.25%, 6/10/22		900	882,213
Term Loan B1, 3.25%, 3/24/21		1,803	1,770,807
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		121	118,559
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,234	2,193,108
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,631	3,538,215
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,542,630
WideOpenWest Finance LLC, Term Loan B1, 3.75%, 7/17/17	USD	284	277,345
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,108	1,073,205
Term Loan B2A, 3.60%, 1/15/22		719	696,215
Term Loan B3, 3.60%, 1/15/22		1,182	1,145,024

			34,055,173
Metals & Mining — 0.5%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	41,737

Floating Rate Loan Interests	Par (000)		Value
Metals & Mining (continued)
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22	USD	1,622	$1,498,068

			1,539,805
Multiline Retail — 2.0%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,228	2,110,655
2nd Lien Term Loan, 8.50%, 3/26/20		375	312,187
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		2,265	2,255,996
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		832	829,344
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,118	968,148

			6,476,330
Oil, Gas & Consumable Fuels — 2.8%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		721	710,920
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		750	227,956
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,070	679,450
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		545	498,675
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		865	778,500
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		308	301,172
2nd Lien Term Loan, 8.25%, 11/06/20		285	266,595
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,076	828,233
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		160	90,621
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		1,356	614,849
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		422	59,035
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		840	827,061
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,293	1,238,936
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,017	956,274

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	1,029	$1,003,275

			9,081,552
Personal Products — 0.5%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		1,610	1,606,410
Pharmaceuticals — 6.2%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		1,123	1,094,864
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		1,026	1,009,267
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		504	488,007
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		2,110	2,081,979
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.43%, 2/27/21		2,586	2,575,680
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		3,352	3,284,353
JLL/Delta Dutch Newco BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		2,128	2,034,900
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		2,245	2,159,005
Series D2 Term Loan B, 3.50%, 2/13/19		943	906,185
Series E Term Loan B, 3.75%, 8/05/20		1,513	1,452,350
Term Loan B F1, 4.00%, 4/01/22		2,926	2,812,532

			19,899,122
Professional Services — 3.9%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,169	1,115,989
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,299	1,237,710
2014 2nd Lien Term Loan, 7.50%, 7/25/22		465	406,587
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,749	1,724,707
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		1,486	1,482,581

Floating Rate Loan Interests	Par (000)		Value
Professional Services (continued)
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19	USD	1,073	$1,029,613
Sterling Infosystems, Inc., 1st Lien Term Loan B, 4.50%, 6/20/22		1,358	1,321,953
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		3,316	3,198,303
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,017	977,461

			12,494,904
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		592	554,135
Real Estate Management & Development — 1.9%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,361	1,351,539
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,767	1,712,219
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		108	106,692
Term Loan B, 3.75%, 3/05/20		2,848	2,824,802

			5,995,252
Road & Rail — 1.2%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		2,325	2,293,758
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,223	1,172,241
2nd Lien Term Loan, 7.75%, 9/30/21		600	558,000

			4,023,999
Semiconductors & Semiconductor Equipment — 4.5%
Avago Technologies Cayman Ltd., Term Loan B:
2016, 4.25%, 2/01/23		6,765	6,651,889
3.75%, 5/06/21		2,842	2,837,542
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		685	680,376
NXP BV:
2015 Term Loan B, 3.75%, 12/07/20		3,501	3,491,890
Term Loan D, 3.25%, 1/11/20		850	842,627

			14,504,324

10	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests		Par (000)	Value
Software — 4.2%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20	USD	400	$393,000
Term Loan B, 4.25%, 11/01/19		945	939,267
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,921	1,806,647
Informatica Corp., Term Loan, 4.50%, 8/05/22		2,129	2,029,387
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		462	359,819
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,076,217
Initial Incremental Term Loan, 4.50%, 10/30/19		1,275	1,250,176
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,320	1,163,851
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	833,330
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		529	514,633
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		2,879	2,864,497
2015 Term Loan B2, 4.08%, 7/08/22		413	411,263
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		54	45,944

			13,688,031
Specialty Retail — 2.9%
CNT Holdings III Corp., Term Loan B, 1.00%, 1/22/23		480	476,798
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		794	780,704
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		675	652,660
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,443	1,430,149
Term Loan B, 3.75%, 1/28/20		887	874,590
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,910	1,850,518
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		510	499,214
2016 Term Loan B2, 5.62%, 1/15/23		1,000	978,850
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		1,320	1,277,583

Floating Rate Loan Interests		Par (000)	Value
Specialty Retail (continued)
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18	USD	880	$396,186

			9,217,252
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		861	858,504
Dell, Inc., Term Loan C, 3.75%, 10/29/18		1,114	1,110,768
Linxens France SA, Term Loan, 5.00%, 10/14/22		480	464,400

			2,433,672
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,384	1,275,832
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,169	1,158,132
Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		683	679,432
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		2,020	1,984,589

			2,664,021
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		780	728,325
Transportation Infrastructure — 0.2%
Penn Products Terminals, LLC, Term Loan B, 4.75%, 4/13/22		690	632,658
Wireless Telecommunication Services — 2.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		3,024	2,961,122
New Lightsquared LLC, PIK Exit Term Loan, 9.75%, 6/15/20 (g)		3,500	3,170,405
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		1,855	1,855,352

			7,986,879
Total Floating Rate Loan Interests – 124.6%			402,540,598

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (c)(d)		813	814,373

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Investment Companies	Shares		Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		34	$414
Eaton Vance Senior Income Trust		8,925	48,730
Total Investment Companies — 0.0%			49,144

Other Interests (i)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow	USD	500	4,375
Construction Materials — 0.1%
USI Senior Holdings		8	169,417
Total Other Interests — 0.1%			173,792

Warrants		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
(Expires 07/01/18)		181	—
(Expires 07/01/19)		195	—
(Expires 07/01/20)		292	—

Warrants	Shares	Value
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,501	$4,319
Total Warrants — 0.0%		4,319
Total Long-Term Investments (Cost — $449,042,733) — 132.9%		429,315,976
Options Purchased (Cost — $25,422) — 0.0%		—
Total Investments (Cost — $449,068,155*) — 132.9%		429,315,976
Liabilities in Excess of Other Assets — (32.9)%		(106,254,779)

Net Assets — 100.0%		$323,061,197

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$450,483,911

Gross unrealized appreciation	$1,282,835
Gross unrealized depreciation	(22,450,770)

Net unrealized depreciation	$(21,167,935)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.

(f)	Convertible security.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Amount is less than $500.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	1,094,113	(1,094,113)	—	$155

12	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,246,833	CAD	1,743,000	Royal Bank of Canada	2/03/16	$2,635
USD	1,060,156	EUR	976,000	Morgan Stanley & Co. International PLC	2/03/16	2,829
USD	1,657,666	GBP	1,126,000	UBS AG	2/03/16	53,228
USD	1,238,626	CAD	1,743,000	The Toronto-Dominion Bank	3/03/16	(5,576)
USD	1,062,135	EUR	972,000	UBS AG	3/03/16	8,417
USD	1,601,388	GBP	1,121,000	UBS AG	3/03/16	4,015
Total						$65,548

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/2019	USD	942.86	26	—

Portfolio Abbreviations

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	13

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trusts’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instrustments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$8,323,570	$3,645,637	$11,969,207
Common Stocks	—	107,994	242,024	350,018
Corporate Bonds	—	12,869,732	544,793	13,414,525
Floating Rate Loan Interests	—	383,011,209	19,529,389	402,540,598
Investment Companies	$49,144	—	—	49,144
Non-Agency Mortgage-Backed Securities	—	814,373	—	814,373
Other Interests	—	—	173,792	173,792
Warrants	—	—	4,319	4,319

Total	$49,144	$405,126,878	$24,139,954	$429,315,976

14	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$71,124	—	$71,124
Liabilities:
Foreign currency exchange contracts	—	(5,576)	—	(5,576)

Total	—	$65,548	—	$65,548

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,046,332	—	—	$3,046,332
Foreign currency at value	10,803	—	—	10,803
Liabilities:
Bank borrowings payable	—	$(98,000,000)	—	(98,000,000)

Total	$3,057,135	$(98,000,000)	—	$(94,942,865)

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of October 31, 2015	$4,308,660	$242,024	$584,504	$20,360,572	$173,792	$8,643	$25,678,195
Transfers into Level 3[1]	248,783	—	—	9,866,130	—	—	10,114,913
Transfers out of Level 3[2]	—	—	—	(6,680,208)	—	—	(6,680,208)
Accrued discounts/premiums	564	—	(156)	11,191	—	—	11,599
Net realized gain (loss)	(157,994)	—	—	(236,715)	—	—	(394,709)
Net change in unrealized Appreciation (depreciation)[3,4]	(42,073)	—	(53,004)	(1,728,853)	—	(4,324)	(1,828,254)
Purchases	726,947	—	13,449	23,942	—	—	764,338
Sales	(1,439,250)	—	—	(2,086,670)	—	—	(3,525,920)
Closing Balance, as of January 31, 2016	$3,645,637	$242,024	$544,793	$19,529,389	$173,792	$4,319	$24,139,954

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016[4]	$(50,830)	—	$(53,004)	$(1,769,247)	—	$(4,324)	$(1,824,454)

BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016	15

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

[1]

As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,114,913 were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,680,208 were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16	BLACKROCK FLOATING RATE INCOME TRUST	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 22, 2016